Income Taxes - Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S.	$ (9,386)	$ (4,807)	$ (1,166)
Foreign	(2,783)	(2,023)	2,113
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ (12,169)	$ (6,830)	$ 947